December 28, 2022

VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:    Fortitude Life Insurance & Annuity Company
    Fortitude Life Insurance & Annuity Company Variable Account B
    Definitive Filings Pursuant to Rule 497(j)
    Investment Company Act No. 811-05438
    Registration Nos.:

033-62793	333-71834
033-87010	333-96577
333-08853	333-150220
333-71672	333-152411
333-71654

Dear Sir/Madam:
In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:
1.With respect to the Prospectus Supplement(s) included in each of the above-referenced Registration Statements, the form of Prospectus Supplement(s) that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933 would not have differed from that contained in the most recent post-effective amendment to the Registration Statements and
2.The text of the most recent post-effective amendments has been filed with the Commission electronically.

Sincerely,

/s/ Jeffrey Burman
Jeffrey Burman

Jeffrey Burman
Senior Vice President, General Counsel and Secretary
Fortitude Life Insurance & Annuity Company
10 Exchange Place, 22nd Floor
Jersey City, New Jersey 07302
T +1 (615) 981 8801
jeff.burman@fortitude-re.com